UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Bassett Furniture Industries	43,497	$1,226,616
Callaway Golf	103,460	1,172,202
Culp	11,340	365,148
Del Frisco’s Restaurant Group *	21,700	379,750
Flexsteel Industries	9,833	500,106
Hooker Furniture	10,080	334,656
Johnson Outdoors, Cl A	20,540	708,219
Lifetime Brands	7,700	115,115
Nautilus*	20,627	357,879
Overstock.com*	66,034	1,096,164
Red Robin Gourmet Burgers *	18,860	896,793
Universal Electronics *	8,430	501,585
US Auto Parts Network *	55,200	187,128
Winnebago Industries	31,210	979,994

		8,821,355

CONSUMER STAPLES — 1.8%
Landec*	75,770	954,702
S&W Seed *	57,650	265,190

		1,219,892

ENERGY — 7.8%
Abraxas Petroleum *	215,540	532,384
Era Group *	69,897	1,094,587
Evolution Petroleum	71,165	619,135
Matrix Service *	19,987	447,709
Natural Gas Services Group *	19,629	563,352
Renewable Energy Group *	39,376	342,571
RigNet*	15,730	310,668
Ring Energy *	52,104	687,773
Smart Sand *	39,710	690,954

		5,289,133

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 22.3%
Enterprise Financial Services	20,698	$862,072
Equity Bancshares, Cl A *	16,610	542,483
First Busey	36,300	1,061,775
First Financial Northwest	37,910	786,632
First Internet Bancorp	24,750	770,962
Heritage Financial	48,830	1,245,165
Heritage Oaks Bancorp	39,452	534,180
Home Bancorp	6,100	216,977
HomeTrust Bancshares *	32,870	813,533
Independent Bank	35,680	749,280
Kingstone	41,040	490,428
Mercantile Bank	11,400	368,220
Meridian Bancorp	22,313	420,600
OceanFirst Financial	18,080	513,653
Old Second Bancorp	158,689	1,713,841
Park Sterling	27,115	317,246
Preferred Bank	8,168	452,589
Randolph Bancorp *	35,460	531,545
SI Financial Group	73,880	1,111,894
Stonegate Bank	16,110	733,166
TriCo Bancshares	20,890	770,214
Waterstone Financial	10,900	197,290

		15,203,745

HEALTH CARE — 10.9%
Addus Homecare *	16,456	561,973
Atrion	1,733	846,744
Cambrex*	9,420	494,079
Cynosure, Cl A *	20,102	1,073,447
HealthStream*	32,981	757,244
LeMaitre Vascular	16,695	379,143
Luminex*	30,385	614,385
Merit Medical Systems *	34,154	867,511
NeoGenomics*	49,767	401,122
Omnicell*	11,950	429,005
U.S. Physical Therapy	14,722	1,032,748

		7,457,401

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 20.1%
Allied Motion Technologies	44,534	$981,529
Armstrong Flooring *	20,010	420,810
CRA International	16,814	558,729
Eastern	12,130	240,174
GP Strategies *	36,553	939,412
Graham	46,293	1,028,630
H&E Equipment Services	35,580	920,099
Hill International *	194,126	1,048,281
Houston Wire & Cable	98,234	722,020
Hurco	6,270	191,862
Insteel Industries	27,300	1,011,192
Kadant	8,497	523,415
LB Foster, Cl A	26,500	397,500
LSI Industries	102,720	977,895
Lydall*	11,532	703,452
Miller Industries	34,357	910,461
MYR Group *	15,928	612,750
SIFCO Industries *	19,970	162,755
TRC*	76,691	713,226
YRC Worldwide *	41,090	613,474

		13,677,666

INFORMATION TECHNOLOGY — 17.3%
Autobytel*	39,134	538,092
Bel Fuse, Cl B	13,712	436,042
CalAmp*	53,409	802,203
Clearfield*	36,466	627,215
ePlus*	10,884	1,219,552
Fabrinet*	20,588	867,372
Hackett Group	49,371	802,279
Immersion*	47,815	492,016
Information Services Group *	191,108	630,656
KVH Industries *	17,182	178,693
Mercury Systems *	30,205	1,018,513
PDF Solutions *	45,651	1,027,604
Perceptron*	26,881	176,071
Perficient*	20,901	370,575
Planet Payment *	152,178	642,191
Rogers*	6,048	483,538
Ultra Clean Holdings *	58,111	728,131
USA Technologies *	51,814	217,619
Zix*	113,395	540,894

		11,799,256

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 5.0%
Schnitzer Steel Industries, Cl A	12,980	$306,977
TimkenSteel*	54,220	914,149
UFP Technologies *	40,250	1,004,238
Universal Stainless & Alloy *	26,500	447,320
US Concrete *	10,730	702,815

		3,375,499

REAL ESTATE — 0.8%
Community Healthcare Trust	26,260	566,428

TOTAL COMMON STOCK
(Cost $56,696,135)		67,410,375

SHORT-TERM INVESTMENT — 1.1%
SEI Daily Income Trust Government Fund, Cl F, 0.15% (A) (Cost $730,635)	730,635	730,635

TOTAL INVESTMENTS† — 100.1%
(Cost $57,426,770)		$68,141,010

Percentages are based on Net Assets of $68,068,025.
(A)	Rate shown is the 7-day effective yield as of January 31, 2017.
*	Non-income producing security.

†	At January 31, 2017 the tax basis cost of the Fund’s investments was$357,426,770, and the unrealized appreci-ation and depreciation were $12,607,443 and $(1,893,203), respectively.

Cl — Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2017, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017